Leases - Summary of information about right of use assets (Detail)	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure Of Leases [Abstract]
Addition	€ 301,965
Depreciation charges	(58,715)
As of December 31,	€ 243,251